Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	As of June 30,
	2026	2025
	USD	USD
Accounts receivable	-	175,222
Allowance for credit losses	-	(164)
Accounts receivable, net	-	175,058

Schedule of Allowance for Expected Credit Losses of Accounts Receivable

The movement of allowance for expected credit losses of accounts receivable was as follows:

	As of June 30,
	2026	2025
	USD	USD
Balance at beginning of the year	(164)	(1,721)
Reversal of allowance	167	1,571
Foreign currency translation adjustment	(3)	(14)
Balance at end of the year	-	(164)